Basis of preparation (Tables)	12 Months Ended
May 31, 2019
Basis of preparation
Schedule of subsidiaries

Subsidiaries	Jurisdiction of incorporation	Ownership interest(1)
Nuuvera Holdings Limited	Ontario, Canada	100%
ARA – Avanti Rx Analytics Inc.	Ontario, Canada	100%
Nuuvera Israel Ltd.(2)	Israel	100%
Nuuvera Deutschland GmbH	Germany	100%
Aphria Deutschland GmbH	Germany	100%
FL-Group	Italy	100%
Broken Coast Cannabis Ltd.	British Columbia, Canada	100%
Goodfields Supply Co. Ltd.	United Kingdom	100%
LATAM Holdings Inc.	British Columbia, Canada	100%
MMJ Colombia Partners Inc.	Ontario, Canada	100%
Marigold Acquisitions Inc.	British Columbia, Canada	100%
Hampstead Holdings Ltd.	Bermuda	100%
MMJ International Investments Inc.	British Columbia, Canada	100%
ABP, S.A.	Argentina	100%
CC Pharma GmbH	Germany	100%
CC Pharma Research and Development GmbH	Germany	100%
Aphria Handelsgesellschaft	Germany	100%
Marigold Projects Jamaica Limited	Jamaica	95	%(3)
Nuuvera Malta Ltd.	Malta	90%
ASG Pharma Ltd.	Malta	90	%(4)
QSG Health Ltd.	Malta	90	%(5)
ColCanna S.A.S.	Colombia	90%
CC Pharma Nordic ApS	Denmark	75%
1974568 Ontario Ltd.	Ontario, Canada	51%
Aphria Terra S.R.L.	Italy	51%
Aphria Italy S.p.A.(2)	Italy	51%
APL – Aphria Portugal, Lda.	Portugal	51%
CannInvest Africa Ltd.	South Africa	50%
Verve Dynamics Incorporated (Pty) Ltd.	Lesotho	30	%(6)

(1)

The Company defines ownership interest as the interest in which the Company is entitled a proportionate share of net income. Legal ownership of some subsidiaries differ from ownership interest shown above.

(2)	Represents inactive subsidiaries, which have no operations and do not own any assets, save and except for related party balances owing to the Company and is in the process of being dissolved.
(3)

The Company holds 49% of the issued and outstanding shares of Marigold Projects Jamaica Limited, through wholly owned subsidiary Marigold Acquisitions Inc. The Company holds rights through a licensing agreement to 95% of the results of operations of Marigold Projects Jamaica Limited.

(4)	The Company holds 100% of the issued and outstanding shares of ASG Pharma Ltd., through 90% owned subsidiary Nuuvera Malta Ltd.
(5)	The Company holds 100% of the issued and outstanding shares of QSG Health Ltd., through 90% owned subsidiary Nuuvera Malta Ltd.
(6)	The Company holds 60% of the issued and outstanding shares of Verve Dynamics Incorporated (Pty) Ltd., through 50% owned subsidiary CannInvest Africa Ltd.